Property, Plant and Equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	£ 1,513
Property, plant and equipment including right-of-use assets at the end of the period	1,494	£ 1,513
Property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	619
Property, plant and equipment including right-of-use assets at the end of the period	692	619
Office fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	205
Property, plant and equipment including right-of-use assets at the end of the period	224	205
Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	0
Property, plant and equipment including right-of-use assets at the end of the period	0	0
Operating lease assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	577
Property, plant and equipment including right-of-use assets at the end of the period	488	577
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	112
Property, plant and equipment including right-of-use assets at the end of the period	90	112
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	2,773	3,470
Additions	286	370
Reclassification (to)/from assets held for sale	8
Reclassification to assets held for sale		(111)
Disposals	(307)	(956)
Property, plant and equipment including right-of-use assets at the end of the period	2,760	2,773
Cost | Property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	889	978
Additions	87	61
Reclassification (to)/from assets held for sale	8
Reclassification to assets held for sale		(98)
Disposals	(66)	(52)
Property, plant and equipment including right-of-use assets at the end of the period	918	889
Cost | Office fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	823	1,049
Additions	83	86
Reclassification (to)/from assets held for sale	0
Reclassification to assets held for sale		(13)
Disposals	(29)	(299)
Property, plant and equipment including right-of-use assets at the end of the period	877	823
Cost | Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	72	434
Additions	0	0
Reclassification (to)/from assets held for sale	0
Reclassification to assets held for sale		0
Disposals	(5)	(362)
Property, plant and equipment including right-of-use assets at the end of the period	67	72
Cost | Operating lease assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	722	755
Additions	85	185
Reclassification (to)/from assets held for sale	0
Reclassification to assets held for sale		0
Disposals	(172)	(218)
Property, plant and equipment including right-of-use assets at the end of the period	635	722
Cost | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	267	254
Additions	31	38
Reclassification (to)/from assets held for sale	0
Reclassification to assets held for sale		0
Disposals	(35)	(25)
Property, plant and equipment including right-of-use assets at the end of the period	263	267
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	(1,260)	(1,922)
Additions	(173)	(179)
Reclassification to assets held for sale		62
Disposals	156	789
Property, plant and equipment including right-of-use assets at the end of the period	(1,266)	(1,260)
Accumulated depreciation | Property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	(270)	(334)
Additions	(17)	(18)
Reclassification to assets held for sale		49
Disposals	61	41
Property, plant and equipment including right-of-use assets at the end of the period	(226)	(270)
Accumulated depreciation | Office fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	(618)	(857)
Additions	(62)	(68)
Reclassification to assets held for sale		13
Disposals	27	296
Property, plant and equipment including right-of-use assets at the end of the period	(653)	(618)
Accumulated depreciation | Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	(72)	(434)
Additions	0	(1)
Reclassification to assets held for sale		0
Disposals	5	363
Property, plant and equipment including right-of-use assets at the end of the period	(67)	(72)
Accumulated depreciation | Operating lease assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	(145)	(160)
Additions	(64)	(73)
Reclassification to assets held for sale		0
Disposals	62	88
Property, plant and equipment including right-of-use assets at the end of the period	(147)	(145)
Accumulated depreciation | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	(155)	(137)
Additions	(30)	(19)
Reclassification to assets held for sale		0
Disposals	1	1
Property, plant and equipment including right-of-use assets at the end of the period	(173)	(155)
Loss allowance
Disclosure of detailed information about property, plant and equipment [line items]
Impairment during the period	(11)	10
Loss allowance | Property
Disclosure of detailed information about property, plant and equipment [line items]
Impairment during the period	0	8
Loss allowance | Office fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment during the period	0	2
Loss allowance | Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Impairment during the period	0	0
Loss allowance | Operating lease assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment during the period	0	0
Loss allowance | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment during the period	£ (11)	£ 0